Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Borrowings
The terms and conditions of outstanding loans are as follows:

			UNITED STATES DOLLAR
Facility	Notes		2020	2019	Borrower	Nominal Interest rate	Commitment fee	Maturity date
US$ 1 billion notes issue (the 2020 notes) 1	(a	)	—	601.4	Orogen	4.875%	—	7 October 2020
US$500 million 5-year notes issue (the 5-year notes) 2	(b	)	497.0	496.3	Orogen	5.125%	—	15 May 2024
US$ 500 million 10-year notes issue (the 10-year notes) 2	(c	)	496.4	496.1	Orogen	6.125%	—	15 May 2029
US$150 million revolving senior secured credit facility 3	(d	)	83.5	83.5	La Cima	LIBOR plus 2.80%	0.50%	19 September 2021
US$ 100 million revolving credit facility 4	(e	)	—	—	Ghana	LIBOR plus 3.50%	1.40%	30 November 2021
A$500 million syndicated revolving credit facility - old 5	(f	)	—	168.5	Gruyere	BBSY plus 2.175%	0.87%	24 May 2021
A$500 million syndicated revolving credit facility - new 5	(g	)	200.0	—	Gruyere	BBSY plus 2.200%	0.88%	19 November 2023
US$1,290 million term loan and revolving credit facilities 6	(h	)	—	—
- Facility A (US$380 million)			—	—	Orogen	LIBOR plus 2.25%	—	6 June 2020
- Facility B (US$360 million)			—	—	Orogen	LIBOR plus 1.95%	0.68%	6 June 2021
- Facility C (US$550 million)			—	—	Orogen	LIBOR plus 2.20%	0.77%	6 June 2021
US$1,200 million revolving credit facilities 7	(i	)	250.0	—
- Facility A (US$600 million 3-year revolving credit facility)			250.0	—	Orogen/Ghana	LIBOR plus 1.45%	0.51%	25 July 2022
- Facility B (US$600 million 5-year revolving credit facility)			—	—	Orogen/Ghana	LIBOR plus 1.70%	0.60%	25 July 2024
R1,500 million Nedbank revolving credit facility 8			—	—	GFIJVH/GFO	JIBAR plus 2.80%	0.90%	8 May 2023
R500 million Rand Merchant Bank revolving credit facility 9	(j	)	—	—	GFIJVH/GFO	JIBAR plus 2.15%	0.71%	15 April 2023
R500 million Absa Bank revolving credit facility 10	(k	)	—	—	GFIJVH/GFO	JIBAR plus 2.20%	0.77%	15 April 2023
Short-term Rand uncommitted credit facilities 11	(l	)	—	—	—	—	—	—

Total borrowings			1,526.9	1,845.8
Current borrowings			(83.5)	(684.9)

Non-current borrowings			1,443.4	1,160.9

1
The 2020 notes was unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Operations Limited (“GFO”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.

During 2016, Gold Fields Australasia (BVI) Limited (“GFA”) offered and accepted the purchase of an aggregate principal amount of notes equal to US$147.6 million at the purchase price of US$880 per US$1,000 in principal amount of notes. GFA held the notes until their maturity on 7 October 2020. The group recognised a profit of US$17.7 million in 2016 on the buy back of the 2020 notes.
On 27 May 2019, Gold Fields announced the successful buy back of $250 million of the outstanding 2020 notes at 102% of par as compared with a premium of 101.73% of par at the close of business on 24 May 2019. The buy-back
of the notes was financed with the proceeds of the raising of two new bonds, the
5-year
notes and the
10-year
notes. The group recognised a loss of US$5.0 million in 2019 on the buy-back
of the 2020 notes.
On 7 October 2020, the 2020 notes matured and the outstanding balance was repaid.

2
On 9 May 2019, Gold Fields successfully concluded the raising of two new bonds, a US$500 million
5-year
notes issue with a coupon of 5.125% and a US$500 million
10-year
notes issue with a coupon of 6.125%, raising a total of US$1 billion at an average coupon of 5.625%. The proceeds of the raising were used to repay amounts outstanding under the US$1,290 million term loan and revolving credit facilities and to repurchase of a portion of the 2020 notes.

The balances of the
5-year
notes and the
10-year
notes are net of unamortised transaction costs amounting to US$3.0 million (2019: US$3.7 million) and US$3.6 million (2019: US$3.9 million), respectively.
The payments of all amounts due in respect of the
5-year
and
10-year
notes are unconditionally and irrevocably guaranteed by Gold Fields Limited (“Gold Fields”), Gold Fields Ghana Holdings (BVI) Limited (“GF Ghana”) and Gold Fields Holdings Company (BVI) Limited (“GF Holdings”) (collectively “the Guarantors”), on a joint and several basis.

3
Borrowings under the revolving senior secured credit facility are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima are subject to an account control agreement and a first-ranking charge in favour of the lenders. This facility is non-recourse
to the rest of the Group.

On 21 July 2020, La Cima and the Facility Agent entered into an Amendment Agreement to extend the termination date of the facility agreement by one year to 19 September 2021.

4	Borrowings under the facility are guaranteed by Gold Fields Ghana Limited (“GF Ghana Limited”) and Abosso Goldfields Limited (“Abosso”). This facility is non-recourse to the rest of the Group.
5
On 19 November 2020, Gruyere Holdings Proprietary Limited entered into a new A$500 million syndicated revolving credit facility. On 23 November 2020, the old A$500 million syndicated revolving credit facility was refinanced with the new A$500 million syndicated revolving credit facility and cancelled.

Borrowings under the original facility were guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and GF Ghana.
Borrowings under the facility are guaranteed by Gold Fields, GF Holdings, Orogen and GF Ghana.

6	On 25 July 2019, the US$1,290 million term loan and revolving credit facilities were refinanced with the new US$1,200 million revolving credit facilities and cancelled.
Borrowings under this facility were guaranteed by Gold Fields, GF Holdings, Orogen, GFO, GFIJVH and GF Ghana.

7
On 25 July 2019, Gold Fields Orogen Holding (BVI) Limited and Gold Fields Ghana Holdings (BVI) Limited entered into a US$1,200 million revolving credit facilities agreement which became effective on the same day, with a syndicate of international banks and financial institutions. The new facilities comprise two tranches, a US$600 million 3 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent) and a US$600 million 5 year revolving credit facility (with an option to extend to up to 2 years subject to lender consent). The purpose of the new facilities is to refinance the US$1,290 million term loan and revolving credit facilities, to repay the 2020 notes and to fund general corporate and working capital requirements of the Gold Fields group.

In July 2020, US$870 million of the US$1,200 million revolving credit facilities were extended by one year. The facilities will run as follows:

•	Facility A: US$600 million up to 25 July 2022 then US$435 million from 26 July 2022 to 25 July 2023;

•	Facility B: US$600 million up to 25 July 2024 then US$435 million from 26 July 2024 to 25 July 2025.
Borrowings under this facility are guaranteed by Gold Fields, GF Holdings, Orogen, GF Ghana and Gruyere Holdings Pty Ltd (“Gruyere”).

8	Borrowings under this facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH, GF Ghana and Gruyere.
9	On 15 April 2020, GFIJVH and GFO entered into a new R500 million Rand Merchant Bank revolving credit facility. The old facility matured on 31 March 2020.
Borrowings under the new facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH and GF Ghana.

10	On 15 April 2020, GFIJVH and GFO entered into a new R500 million ABSA Bank revolving credit facility. The old facility matured on 31 March 2020.
Borrowings under the new facility are guaranteed by Gold Fields, GFO, GF Holdings, Orogen, GFIJVH and GF Ghana.

11
During 2019 the Group utilised uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operation. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Borrowings under these facilities are guaranteed by Gold Fields.

Summary of Borrowings by Type

		UNITED STATES DOLLAR
		2020	2019
24.	BORROWINGS (continued)
(a)	US$1 billion notes issue
	Balance at beginning of the year	601.4	849.4
	Buy-back of US$250 million notes	—	(255.0)
	Loss on buy-back of notes	—	5.0
	Unwinding of transaction costs	0.9	2.0
	Repayment	(602.3)	—

	Balance at end of the year	—	601.4

(b)	US$500 million 5-year notes issue
	Balance at beginning of the year	496.3	—
	Loans advanced	—	500.0
	Transaction costs	—	(4.1)
	Unwinding of transaction costs	0.7	0.4

	Balance at end of the year	497.0	496.3

(c)	US$500 million 10-year notes issue
	Balance at beginning of the year	496.1	—
	Loans advanced	—	500.0
	Transaction costs	—	(4.1)
	Unwinding of transaction costs	0.3	0.2

	Balance at end of the year	496.4	496.1

(d)	US$150 million revolving senior secured credit facility
	Balance at beginning of the year	83.5	83.5

	Balance at end of the year	83.5	83.5

(e)	US$100 million revolving credit facility
	Balance at beginning of the year	—	45.0
	Repayments	—	(45.0)

	Balance at end of the year	—	—

(f)	A$500 million syndicated revolving credit facility - old
	Balance at beginning of the year	168.5	316.5
	Loans advanced	85.8	—
	Repayments	(248.9)	(143.6)
	Translation adjustment	(5.4)	(4.4)

	Balance at end of the year	—	168.5

(g)	A$500 million syndicated revolving credit facility - new
	Loans advanced	191.0	—
	Translation adjustment	9.0	—

	Balance at end of the year	200.0	—

(h)	US$1,290 million term loan and revolving credit facilities
	Balance at beginning of the year	—	472.0
	Loans advanced	—	434.4
	Repayments	—	(906.4)

	Balance at end of the year	—	—

(i)	US$1,200 million revolving credit facilities
	Balance at beginning of the year	—	—
	Loans advanced	413.0	—
	Repayments	(163.0)	—

	Balance at end of the year	250.0	—

(j)	R500 million Standard Bank revolving credit facility
	Balance at beginning of the year	—	13.7
	Loans advanced	—	21.2
	Repayments	—	(35.1)
	Translation adjustment	—	0.2

	Balance at end of the year	—	—

(k)	R500 million Absa revolving credit facility
	Balance at beginning of the year	—	34.2
	Repayments	—	(34.5)
	Translation adjustment	—	0.3

	Balance at end of the year	—	—

(l)	Short-term Rand uncommitted credit facilities
	Balance at beginning of the year	—	92.5
	Loans advanced	—	90.6
	Repayments	—	(184.7)
	Translation adjustment	—	1.6

	Balance at end of the year	—	—

	Total borrowings	1,526.9	1,845.8

	The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates are as follows:
	Variable rate with exposure to repricing (six months or less)	533.5	252.0
	Fixed rate with no exposure to repricing	993.4	1,593.8

		1,526.9	1,845.8

	The carrying amounts of the Group’s borrowings are denominated in the following currencies:
	US Dollar	1,326.9	1,677.3
	Australian Dollar	200.0	168.5
	Rand	—	—

		1,526.9	1,845.8

	The Group has the following undrawn borrowing facilities:
	Committed	1,471.3	1,727.6
	Uncommitted	104.5	116.8

		1,575.8	1,844.4

	All of the above undrawn committed facilities have floating rates. The uncommitted facilities have no expiry dates and are open ended. Undrawn committed facilities have the following expiry dates:

	- within one year	166.5	137.9
	- later than one year and not later than two years	96.2	282.5
	- later than two years and not later than three years	608.6	600.0
	- later than three years and not later than five years	600.0	707.1

		1,471.3	1,727.6